LOANS (Details 8) (The Bank, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
The Bank
Summary of loans made to related parties
Beginning balance	$ 992	$ 429
Effect of changes in related parties	(75)	589
Repayments	(63)	(26)
Ending balance	$ 854	$ 992